Equity Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Equity [Abstract]
Equity Transactions

8.	Equity Transactions

Issuance of common stock for cash

On March 6, 2024, the Company closed a best efforts public offering (the “Offering”) of 15,000,000 shares (the “Shares”) of its Common Stock, pre-funded warrants (the “Pre-funded Warrants”) to purchase 6,000,000 shares of Common Stock, and warrants to purchase up to 10,500,000 shares of Common Stock (the “Common Warrants”) at a combined public offering price of $1.00 per Share, or Pre-funded Warrant, and the associated Common Warrant. The Common Warrants have an exercise price of $1.50 per share and are immediately exercisable upon issuance for a period of five years following the date of issuance. The gross proceeds to the Company from the Offering were approximately $21.0 million, before deducting placement agent fees and offering expenses of approximately $2.5 million. Additionally, upon closing the Company issued the placement agent warrants (“Placement Agent’s warrants”) to purchase 1,050,000 shares of Common Stock exercisable at a per share price of $1.25, which was equal to 125% of the public offering price per share. The Placement Agent’s Warrants are exercisable during a five-year period commencing 180 days from March 6, 2024.

On September 25, 2024, the Company closed a best efforts public offering (the “September 2024 Offering”) of 1,360,800 shares of its common stock, par value $0.0001 per share, pre-funded warrants (the “September Pre-funded Warrants”) to purchase 600,000 shares of Common Stock, and warrants to purchase up to 1,960,800 shares of Common Stock (the “September Common Warrants”) at a combined public offering price of $1.53 per share, or September Pre-funded Warrant, and the associated September Common Warrant. 265,000 September Pre-funded Warrants were exercised in the three months ended September 30, 2024 and reflected on the condensed statement of changes in stockholders’ equity as a component of proceeds from issuance of common stock. The September Common Warrants have an exercise price of $1.53 per share and were immediately exercisable upon issuance and will expire on the fifth anniversary date of the original issuance date. The gross proceeds to the Company from the September 2024 Offering were approximately $3.0 million, before deducting placement agent fees and offering expenses of approximately $747,000. Additionally, upon closing, the Company issued the placement agent warrants (“September Placement Agent’s Warrants”) to purchase 98,040 shares of Common Stock exercisable at a per share price of $1.91, which was equal to 125% of the public offering price per share. The September Placement Agent’s Warrants are exercisable during a five-year period commencing 180 days from September 25, 2024.

In October 2024, the Company closed three registered direct offerings totaling 8,256,000 shares of its common stock, par value $0.0001 per share, and two concurrent private placements of warrants to purchase up to 7,110,000 shares of Common Stock (the “October Common Warrants”) priced at-the-market under Nasdaq rules at prices ranging from $1.50 to $2.83 per share (the “October Offerings”). The October Common Warrants have exercise prices ranging from $1.37 to $2.12 per share and are exercisable beginning six months following issuance and will expire on the fifth anniversary date of the original issuance dates. The gross proceeds to the Company from the October Offerings totaled approximately $15.9 million, before deducting placement agent fees and offering expenses of approximately $2.5 million. Additionally, upon closing of the October Offerings, the Company issued placement agent warrants (the “October Placement Agent’s Warrants”) to purchase 412,800 shares of Common Stock in the aggregate exercisable at a per share price ranging from $1.88 to $3.54, which was equal to 125% of the offering price per share in the applicable October Offering. The October Placement Agent’s Warrants are exercisable during a five-year period commencing 180 days from each of the respective closing dates of the October Offerings.

During the three months ended December 31, 2024, 1,896,300 of common warrants from the September 2024 Offering were exercised at $1.53 per share for proceeds totaling approximately $2.9 million, and 335,000 September Pre-funded Warrants were also exercised. In addition, 6,667 September Placement Agent’s Warrants were exercised on a cashless exercise basis and 4,214 common shares were issued.

Issuance of common stock for services:

On August 12, 2024, the Company awarded 15,000 shares of Common Stock to a vendor as part of their fees in exchange for services. The fair value of the Common Stock at the date of issuance was $2.23 per share. The stock-based compensation expense related to this Common Stock issuance was $33,450.

Stock Options

The following table summarizes the activity relating to the Company’s stock options for the nine months ended March 31, 2025:

	Options	Weighted- Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2024	518,076	$54.11	6.1	$-
Options Granted	490,261	2.40	7.1	-
Options Expired	(38,806)	62.48	-	-
Options Canceled	(82,402)	7.87	-	-
Outstanding at March 31, 2025	887,129	$29.46	6.2	$-
Exercisable at March 31, 2025	448,470	$44.50	5.1	$-

The fair value of each option on the date of grant is estimated using the Black-Scholes option pricing model. The pricing model reflects the following weighted-average assumptions for the nine months ended March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Expected life of options (in years)	4	5
Expected volatility	93.44%	87.11%
Risk free interest rate	4.34%	4.80%
Dividend Yield	0%	0%

On December 20, 2024, the Company issued to employees and directors stock options to purchase 208,902 and 113,055 shares of Common Stock, respectively; at an exercise price of $1.90, the Company’s stock price at the close on December 20, 2024. The fair value of the stock options issued to Directors were $1.20 per share. The fair value of the stock options issued to Management was $1.43 per share.

The Company recorded stock-based compensation expense relating to the vesting of stock options of approximately $338,000 and $691,000 for the three months ended March 31, 2025 and 2024, respectively. The total stock-based compensation expense from stocks options for the nine months ended March 31, 2025 and 2024 was approximately $843,000 and $2.1 million, respectively.

Restricted stock units and restricted shares:

On November 20, 2024, the Company issued equity awards as part of the board of directors’ annual compensation. Two directors received 66,900 restricted stock units (“RSUs”) with a grant date fair value of $3.36 per share and three directors received stock options to purchase 168,300 shares of Common Stock at an exercise price of $3.36 per share with a grant date fair value of $2.11 per share. The RSUs vest quarterly on February 8, 2025, May 8, 2025, August 8, 2025 and the earlier of November 8, 2025 or the next annual shareholders’ meeting. During the three months ended March 31, 2025, 17,300 shares were issued related to the RSUs that vested in February 2025.

The Company issued 6,818 shares for the final tranche of RSUs that vested in August 2024 and November 2024, from the directors’ annual awards granted November 9, 2023. Additionally, in December 2024, 397 shares were issued related to the vesting of RSUs previously awarded to a consultant.

During the three months ended March 31, 2025, the Company awarded 45,000 shares of restricted common stock as part of a service agreement to a vendor. The total cost of the award was based on $2.18 per share as of the date of the award and related stock-based compensation expense for the three and nine months ended March 31, 2025 was $24,525.

On January 21, 2025, the Company issued 105,000 RSUs to an Advisory board at a grant date fair value of $2.05. 20% of the RSUs vested at grant date and the remaining vest quarterly on March 31, 2025, June 30, 2025, September 30, 2025 and December 31, 2025. During the three months ended March 31, 2025, 42,000 shares were issued related to the RSUs that vested in January 2025 and March 2025.

In February 2025, 8,128 shares were issued and delivered for employees’ RSUs that vested on November 22, 2024.

The following table summarizes the unvested restricted stock units outstanding at June 30, 2024 and March 31, 2025:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share

Unvested at June 30, 2024	40,291	$44.59
Issued	171,900	2.56
Vested	(74,643)	11.67
Canceled	(28,509)	6.67
Unvested at March 31, 2025	109,039	$10.81

The total stock-based compensation expense from restricted stock units for the three months ended March 31, 2025 and 2024 was approximately $321,000 and $336,000, respectively.  The total stock-based compensation expense from restricted stock units for the nine months ended March 31, 2025 and 2024 was approximately $888,000 and $1.0 million, respectively.

Stock Warrants

The following table summarizes the warrants activity during the nine months ended March 31, 2025:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2024	1,932,029	$14.03	4.0	$-
Granted	10,181,640	1.65	4.8	-
Exercised	(2,502,967)	1.53	-	-
Expired	(10,138)	21.94	-	-
Outstanding and exercisable at March 31, 2025	9,600,564	$3.50	4.3	$-

The table below shows the expiration of the warrants outstanding as of March 31, 2025:

Number of Warrants

Expiring June 30, 2025	-
2026	3,518
2027	36,100
2028	727,273
2029	1,155,000
2030	7,678,673
Total outstanding warrants	9,600,564

9.	Equity Transactions

Issuance of common stock for cash

On August 31, 2022, the Company entered into a Controlled Equity Offering Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. and B. Riley Securities, Inc. (collectively, the “Agents”), pursuant to which the Company may issue and sell from time-to-time shares of the Company’s common stock through the Agents, subject to the terms and conditions of the Sales Agreement. On April 6, 2023, the Company and B. Riley Securities, Inc. mutually agreed to terminate B. Riley Securities, Inc.’s role as a sales agent under the Sales Agreement. During the year ended June 30, 2024, the Company sold 333,749 shares of common stock under the Sales Agreement for total net proceeds of approximately $9.3 million after deducting 3% commissions and expenses of approximately $377,000. During the year ended June 30, 2023, the Company sold 753,925 shares of common stock under the Sales Agreement for total net proceeds of approximately $49.5 million after 3% commissions and expenses of approximately $2.0 million.

On March 6, 2024, the Company closed a best efforts public offering (the “Offering”) of 1,500,000 shares (the “Shares”) of its common stock, par value $0.001 per share (the “Common Stock”), pre-funded warrants (the “Pre-funded Warrants”) to purchase 600,000 shares of Common Stock, and warrants to purchase up to 1,050,000 shares of Common Stock (the “Common Warrants”) at a combined public offering price of $10.00 per Share, or Pre-funded Warrant, and the associated Common Warrant. The Common Warrants have an exercise price of $15.00 per share and are immediately exercisable upon issuance for a period of five years following the date of issuance. The gross proceeds to the Company from the Offering were approximately $21.0 million, before deducting placement agent fees and offering expenses of approximately $2.5 million, resulting in net proceeds of approximately $18.5 million. Additionally, upon closing the Company issued the placement agent warrants (“Placement Agent’s warrants”) to purchase 105,000 shares of Common Stock exercisable at a per share price of $12.50, which was equal to 125% of the public offering price per share. The Placement Agent’s Warrants are exercisable during a five-year period commencing 180 days from March 6, 2024. The Pre-Funded Warrants were exercised shortly after issuance and the 600,000 shares of Common Stock were issued during the year ended June 30, 2024.

Issuance of common stock for services

On April 6, 2023, the Company awarded 5,000 shares of Common Stock to a vendor as part of their fees in exchange for services. The fair value of the Common Stock at the date of issuance was $74.50 per share. The stock-based compensation expense related to this Common Stock issuance was $372,500.

On May 10, 2024, the Company awarded 15,000 shares of Common Stock to a vendor as part of their fees in exchange for services. The fair value of the Common Stock at the date of issuance was $4.86 per share. The stock-based compensation expense related to this Common Stock issuance was $72,900.

Stock Options

The following table summarizes the activity relating to the Company’s stock options for the years ended June 30, 2024 and 2023:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2022	339,876	$74.20	5.5	$-
Granted	71,467	59.00	8.6	38,610
Options Expired	(1,000)	286.90	-	-
Options Canceled	(4,967)	77.40
Options Exercised	(10,090)	81.20	-	-
Outstanding at June 30, 2023	395,286	71.00	6.3	1,067,966
Granted	155,242	11.70	9.8	-
Options Expired	(640)	46.09	-	-
Options Canceled	(31,812)	57.19	-	-
Outstanding at June 30, 2024	518,076	$54.11	6.1	$-
Exercisable at June 30, 2024	296,934	$66.65	4.9	$-

The fair value of each option grant on the date of grant is estimated using the Black-Scholes model. The following weighted-average assumptions were utilized for the years ended:

	June 30, 2024	June 30, 2023
Expected life of options (in years)	6	6
Expected volatility	86.28%	81.65%
Risk free interest rate	4.40%	3.82%
Dividend Yield	0%	0%

The Company recorded stock based compensation expense relating to the vesting of stock options of approximately $2.8 million and $4.2 million for the years ended June 30, 2024 and 2023, respectively.

Issuance and modification of restricted stock units and options:

On June 21, 2022, the Company awarded 12,452 restricted stock units (“RSUs”) to the President and CEO under the Company’s 2019 Omnibus Plan. Each RSU awarded to the CEO entitles him to receive one share of Common Stock upon vesting. The RSUs vest in three equal annual installments beginning on the first anniversary grant date. 4,151 and 4,151 RSUs vested in June 2023 and 2024, respectively.

On November 23, 2022, the Company awarded 38,198 RSUs to certain employees and a consultant, with a grant date fair value of $61.20 per share. 25% of these RSUs vested on the grant date and the remaining RSUs vest in three equal installments over three years beginning on the first anniversary of the grant date. During the year ended June 30, 2023, 9,550 of these RSUs vested, of which 2,288 shares were withheld in Treasury stock in exchange for payment of withholding tax on behalf of the employees.

On November 23, 2022, the Company issued equity awards for the board of directors’ annual compensation. Four directors received 15,564 RSUs with a grant date fair value of $61.20 per share. In addition, three directors received stock options to purchase 19,500 shares of common stock at an exercise price of $61.20 per share with a grant date fair value of $40.60 per share. The equity awards vest quarterly on February 23, 2023, May 23, 2023, August 23, 2023 and earlier of November 23, 2023 or the next annual shareholders’ meeting. During the year ended June 30, 2024, 7,746 of these RSUs vested. These RSUs and options contain certain contractual vesting terms where the vesting can be accelerated outside the Company’s control and as a result, for accounting purposes, are assumed to have been fully vested on the grant date, and accordingly, the Company recognized the total compensation cost of $1,744,192 on November 23, 2022.

On November 9, 2023, the Company issued equity awards for the board of directors’ annual compensation. Four directors received 18,270 RSUs with a grant date fair value of $30.10 per share. In addition, two directors received stock options to purchase 18,325 shares of common stock at an exercise price of $30.10 per share with a grant date fair value of $18.30 per share. The equity awards vest quarterly on February 9, 2024, May 9, 2024, August 9, 2024 and earlier of November 9, 2024 or the next annual shareholders’ meeting. During the year ended June 30, 2024, 4,568 of these RSUs vested.

In December 2023, the Company terminated five employees and as part of their severance agreement modified their equity awards that had been granted pursuant to the 2019 Omnibus Plan. The modifications included the acceleration of certain stock option awards to purchase a total of 5,623 shares of common stock (“Accelerated Options”), effective on the December Separation Date, as defined in severance agreement (“Separation Date”), and extended the expiration date for one year from the Separation Date for both the Accelerated Options and any vested and unexercised stock options held by the terminated employees as of the Separation Date. Accordingly, the Company remeasured the Accelerated Options based on the stock price of $15.40 per share at the close on the Separation Date and a one-year extension of the term. The net adjustment for the modification was a net credit of $127,199 and was recognized as an adjustment to stock compensation expense during the year ended June 30, 2024.

Additionally, 1,030 vesting RSUs were accelerated as of the Separation date. The modified RSUs were remeasured based on the stock price of $15.40 per share at close on the Separation Date and $15,865, was recorded to additional in stock-based compensation for the year ended June 30, 2024 as a result of the modification.

In connection with the separation, the Company canceled 18,396 unvested stock options and 1,030 unvested RSUs. Additionally, the Company canceled an additional 13,416 unvested stock options for employees that voluntarily left the company.

In June 2023, the Company issued 14,950 RSUs with a grant date fair value of $41.10 per share to the President and CEO under the Company’s 2019 Omnibus Plan. The RSUs vest in three equal annual installments beginning on the first anniversary grant date. 4,983 RSUs vested in June 2024.

In June 2024, the Company issued 85,800 RSUs to employees, with a grant date fair value of $4.74 per share. The RSUs vested on the grant date. The Company delivered the vested portion of the RSU’s and issued 85,800 shares of Common Stock, of which 21,450 shares were withheld in Treasury stock in exchange for payment of withholding tax on behalf of the employees.

The following table summarizes vesting of restricted stock units:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at June 30, 2022	12,452	$16.90
Granted	68,711	58.87
Vested	(21,518)	52.70
Unvested at June 30, 2023	59,646	$52.40
Issued	104,070	9.16
Vested	(122,395)	16.94
Canceled	(1,030)	61.20
Unvested at June 30, 2024	40,291	$44.59

The total stock-based compensation expense from restricted stock units for the year ended June 30, 2024 and 2023 was approximately $1.8 million and $1.8 million, respectively.

Issuance of Common Stock through exercise of Stock Options and Warrants

In December 2022, the Company issued 2,209 shares of Common Stock pursuant to a cashless exercise of stock options to purchase 9,930 shares at an average exercise price of $76.40.

In November 2022, the Company issued 80 shares of Common Stock pursuant to a cash exercise of stock options to purchase 80 shares at an average exercise price of $28.00 per share.

In October 2022, the Company issued 359 shares of Common Stock pursuant to a cashless exercise of warrants to purchase 800 shares at an average exercise price of $22.50.

In May 2023, the Company issued 48 shares of Common Stock pursuant to a cashless exercise of stock options to purchase 80 shares at an average exercise price of $31.30.

Issuance of Stock Options under the 2019 Omnibus Plan.

Pursuant to a former employee’s Separation Agreement, dated April 11, 2022, the Company modified their stock option award granted on August 20, 2021, pursuant to the 2019 Omnibus Plan (“2021 Options Grant”). Pursuant to the terms of the Separation Agreement, effective July 8, 2022 (the “Separation Date”), the Company accelerated the vesting of options scheduled to vest on the first and second anniversary of the grant date as deemed vested (“Accelerated Options”) and after giving effect to the Accelerated Options, extended the exercise period of the total vested outstanding and unexercised options (totaling 7,450 options) to one year following the Separation Date. The unvested portion of the 2021 Option Grant (totaling 4,967 options) was canceled. The modification was remeasured as of July 8, 2022, and the incremental difference in fair value resulted in a net credit to stock based compensation expense of $181,154, due to the original exercise price of $77.40 being greater than the stock price of $18.00 on the remeasurement date, and accordingly was recognized on July 8, 2022.

On June 7, 2023, the Company granted stock options to purchase 14,800 shares of Common Stock to certain employees. 20% of the shares underlying the options awarded vested on the grant date, and the remaining 80% will vest in four equal annual installments beginning, on the first grant date anniversary. The exercise price of the options is $57.80 per share, the grant date fair value and the options terminate on the earlier of the tenth grant date anniversary or the date of which the options are fully exercised.

During the fiscal year ended June 30, 2023, the Company granted stock options to purchase a total of 28,617 shares of Common Stock in connection with compensation packages of three new employees. The exercise prices were set at the grant date fair value with vesting terms over a five year period and the options terminate on the earlier of tenth grant date anniversary or the date of which the options are fully exercised.

On October 3, 2023, the Company granted stock options to purchase 21,117 shares of Common Stock to new hire employees. 20% of the shares underlying the options awarded vest on the one-year anniversary of the grant date, and the remaining 80% will vest in equal monthly installments over 48 months each month thereafter. The exercise price of the options is $34.10, the grant date fair value, and the options terminate on the earlier of the tenth grant date anniversary or the date of which the options are fully exercised.

In June 2024, the Company granted stock options to purchase 115,800 shares of Common Stock to employees. 33% of the shares underlying the options awarded vest on the grant date, and the remaining 67% will vest over 2 years on first and second anniversary of the grant date. The exercise price of the options is $4.70, the grant date fair value, and the options terminate on the earlier of the tenth grant date anniversary or the date of which the options are fully exercised.

Stock Warrants

The following table summarizes the warrants activity during the years ended June 30, 2024 and 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2022	51,037	$61.70	3.8	$-
Granted	727,273	18.20	5.0	-
Expired	(482)	750.00	-	-
Exercised	(800)	22.50	-	-
Outstanding and exercisable at June 30, 2023	777,029	20.60	4.0	18,318,954
Granted	1,755,000	13.14	5.0	-
Exercised	(600,000)	10.00	-	-
Outstanding and exercisable at June 30, 2024	1,932,029	$14.03	4.0	$-

Of the above warrants outstanding at June 30, 2024, 10,138 expire in the fiscal year ending June 30, 2025, 3,518 expire in the fiscal year ending June 30, 2026, 763,373 expire in the fiscal year ending June 30, 2027 and 1,155,000 expire in the fiscal year ending June 30, 2029.